UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     February 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $261,752 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      407    22225 SH       SOLE                        0        0    22225
ISHARES TR                     RUSSELL1000GRW   464287614      251     4387 SH       SOLE                     4387        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      269     3790 SH       SOLE                     3790        0        0
ISHARES TR                     RUSSELL 3000     464287689     1000    13344 SH       SOLE                    13344        0        0
ISHARES TR                     MSCI GRW IDX     464288885    28437   465612 SH       SOLE                   465612        0        0
PROCTER & GAMBLE CO            COM              742718109     6770   105243 SH       SOLE                        0        0   105243
SIGNET JEWELERS LIMITED        SHS              G81276100      325     7495 SH       SOLE                        0        0     7495
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    40251   646082 SH       SOLE                   646082        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    28117   507795 SH       SOLE                   507795        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    22346   363824 SH       SOLE                   363824        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769   133087  2049703 SH       SOLE                  2049703        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      492    13604 SH       SOLE                    13604        0        0